Equity Based Compensation (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Allocated Share-based Compensation Expense									$ 20.3	$ 28.5	$ 23.1
Options, Exercises in Period, Total Intrinsic Value									11.3	11.2	12.5
Options, Grants in Period, Weighted Average Grant Date Fair Value									$ 18.58	$ 19.65	$ 22.73
Fair Value Assumptions, Expected Dividend Rate									1.63%	1.27%	0.80%
Fair Value Assumptions, Risk Free Interest Rate									1.36%	1.38%	2.81%
Fair Value Assumptions, Expected Term									6 years 9 months 20 days	6 years 8 months 12 days	6 years 8 months 15 days
Fair Value Assumptions, Expected Volatility Rate									35.40%	37.20%	35.00%
Performance Contingent Units Outstanding									257,628	247,147	207,566
Performance Contingent Units Maximum Shares of Common Stock Per PCU									2
Performance Contingent Units Measurement Period									3 years
Performance Contingent Unit Share Payout									1.513	1.31
Performance Contingent Units Shares of Common Stock Issued									339,483	362,642
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	$ 27.3								$ 27.3
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition									1 year 10 months 24 days
Equity Based Compensation [Line Items]
Earnings Per Share, Basic (in dollars per share)	$ 2.05	$ 1.95	$ (0.69)	$ 2.51	$ 3.02	$ 1.96	$ 1.91	$ 1.68	$ 5.82	$ 8.57	$ 7.42
Options, Grants in Period, Weighted Average Exercise Price									$ 58.77	$ 56.65	$ 59.74
Stock Options [Member]
Equity Based Compensation [Line Items]
Expiration Period									10 years
Options, Grants in Period, Net of Forfeitures									748,577,000	685,331,000	503,259,000
Flexible Stock Plan [Member]
Equity Based Compensation [Line Items]
Number Of Shares Available For Grant	13,360,077								13,360,077
Flexible Stock Plan For Directors [Member]
Equity Based Compensation [Line Items]
Number Of Shares Available For Grant	212,500								212,500
Restricted Stock Units (RSUs) [Member]
Equity Based Compensation [Line Items]
Options, Grants in Period, Net of Forfeitures									261,322	257,679	222,580
Minimum [Member]
Equity Based Compensation [Line Items]
Vesting Period									1 year
Maximum [Member]
Equity Based Compensation [Line Items]
Vesting Period									5 years